CONVERTIBLE NOTES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONVERTIBLE NOTES
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	$ 751	$ (7,985)	$ 4,448
Changes in fair values of convertible notes due to the instrument-specific credit risk	(5,598)	(2,901)	1,670
Conversion to ordinary shares	1,210
Foreign currency translation adjustment	2,858	(2,978)	(6,797)
Convertible notes
CONVERTIBLE NOTES
Beginning balance	188,156	101,912	76,770
Issuance of convertible notes	199,263	119,284	25,297
Partial redemption of convertible notes			(5,648)
Interest paid		(5,357)	(3,072)
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	23,630	14,032	2,992
Changes in fair values of convertible notes due to the instrument-specific credit risk	(10,537)	(10,453)	6,963
Repayment	(119,263)
Conversion to ordinary shares	(1,210)	(30,114)
Interest paid	(4,877)
Foreign currency translation adjustment	1,442	(1,148)	(1,390)
Ending balance	276,604	188,156	101,912
- Current portion	126,203
- Non-current portion	150,401
Subsidiary Convertible Note
CONVERTIBLE NOTES
Beginning balance	74,246	81,635	76,770
Interest paid		(5,357)	(3,072)
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	1,778	7,905	2,376
Changes in fair values of convertible notes due to the instrument-specific credit risk	(10,225)	(8,789)	6,951
Interest paid	(4,802)
Foreign currency translation adjustment	1,442	(1,148)	(1,390)
Ending balance	62,439	74,246	81,635
- Non-current portion	62,439
2023 Convertible Notes
CONVERTIBLE NOTES
Beginning balance		20,277
Issuance of convertible notes		9,500	25,297
Partial redemption of convertible notes			(5,648)
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk		337	616
Changes in fair values of convertible notes due to the instrument-specific credit risk			12
Conversion to ordinary shares		(30,114)
Ending balance			$ 20,277
2024 Convertible Notes
CONVERTIBLE NOTES
Beginning balance	113,910
Issuance of convertible notes		109,784
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	5,948	5,790
Changes in fair values of convertible notes due to the instrument-specific credit risk	(595)	(1,664)
Repayment	(119,263)
Ending balance		$ 113,910
2025 Convertible Notes
CONVERTIBLE NOTES
Issuance of convertible notes	189,263
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	14,115
Ending balance	203,378
- Current portion	126,203
- Non-current portion	77,175
ATW Convertible Notes
CONVERTIBLE NOTES
Issuance of convertible notes	10,000
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	1,789
Changes in fair values of convertible notes due to the instrument-specific credit risk	283
Conversion to ordinary shares	(1,210)
Interest paid	(75)
Ending balance	10,787
- Non-current portion	$ 10,787